Registration No. 333-54778

______________________________________________________________________________
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. __ |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                  DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
________________________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                                 (212) 922-6000
________________________________________________________________________________
                        (Area Code and Telephone Number)

                          c/o The Dreyfus Corporation
                   200 Park Avenue, New York, New York 10166
________________________________________________________________________________
                (Address of Principal Executive Offices: Number,
                         Street, City, State, Zip Code)

                    (Name and Address of Agent for Service)

                              Mark N. Jacobs, Esq.
                          c/o The Dreyfus Corporation
                                200 Park Avenue
                            New York, New York 10166

                                    copy to:

                            Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                          New York, New York 10038-4982

     An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

     This Post-Effective Amendment consists of the following:

     (1)  Facing Sheet of the Registration Statement.

     (2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-54778) filed on February 1, 2001.

     This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

                  DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
                                     PART C
                                OTHER INFORMATION

Item 15.   Indemnification.

     The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2000.

Item 16. Exhibits - All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File No. 33-19655) (the "Registration Statement") unless otherwise noted.

     (1) Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 10.

     (2)  By-Laws. Incorporated by reference to Post-Effective Amendment No. 17.

     (3)  Not Applicable.

     (4)  Agreement and Plan of Reorganization.*

     (5)  Not Applicable.

     (6) Management Agreement between the Registrant and The Dreyfus Corporation. Incorporated by reference to Post-Effective Amendment No. 8.

     (7) Distribution Agreement between the Registrant and Dreyfus Service Corporation. Incorporated by reference to Post-Effective Amendment No. 17.

     (8)  Not Applicable.

     (9) Amended and Restated Custody Agreement between the Registrant and The Bank of New York, Incorporated by reference to Post-Effective Amendment No. 10.

     (10) Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 17.

     (11)(a) Opinion of counsel. Incorporated by reference to Post-Effective Amendment No. 10.

     (11)(b) Consent of counsel.*

     (12) Opinion and consent of counsel regarding tax matter.

     (13) Not Applicable.

     (14) Consent of Independent Auditors.*

     (15) Not Applicable.

     (16) Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 17 and to the Signature Page hereof.

     (17)(a) Form of Proxy.*

     (17)(b) Registrant's Prospectus dated May 1, 2000.*

     (17)(c) Dreyfus Premier State Municipal Bond Fund's Prospectus and Statement of Additional Information dated September 1, 2000, as revised January 19, 2001.*

*    Previously filed.

Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 17th day of May, 2001.

                                   DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
                                   (Registrant)


                                   By: /s/Stephen E. Canter*
                                       ---------------------------------
                                       Stephen E. Canter, President


     Pursuant to the requirements of the Securities Act of 1993, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen E. Canter*             President                 May 17, 2001
------------------------           (Principal Executive
Stephen E. Canter                   Officer)

/s/ Joseph W. Connolly*            Vice President and        May 17, 2001
------------------------           Treasurer (Principal
Joseph W. Connolly                 Financial and Accounting
                                   Officer)

/s/Joseph S. DiMartino*            Chairman of the Board     May 17, 2001
------------------------
Joseph S. DiMartino

/s/ Gordon J. Davis*               Director                  May 17, 2001
------------------------
Gordon J. Davis

/s/ David P. Feldman*              Director                  May 17, 2001
------------------------
David P. Feldman

/s/ Lynn Martin*                   Director                  May 17, 2001
-------------------------
Lynn Martin

/s/ Daniel Rose*                   Director                  May 17, 2001
-------------------------
Daniel Rose

/s/ Philip L. Toia*                Director                  May 17, 2001
-------------------------
Philip L. Toia

/s/ Sander Vanocur*                Director                  May 17, 2001
-------------------------
Sander Vanocur

/s/ Anne Wexler*                   Director                  May 17, 2001
-------------------------
Anne Wexler

/s/ Rex Wildes*                    Director                  May 17, 2001
-------------------------
Rex Wildes

* By:   /s/ JAMES BITETTO
       ---------------------------
            James Bitetto, as
            Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit 12 Opionion and consent of counsel regarding tax matters.